Financial Liabilities - Summary of Long-term Borrowings (Detail) ₩ in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 14,068,814			₩ 13,480,889
Less current portion of long-term borrowings	₩ (2,705,709)			(1,242,904)
The Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate description	3ML + 0.75~2.40 6ML + 1.25~1.35
China Construction Bank [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate description	USD: 3ML 0.65~1.43, CNY: LPR(5Y) 0.44, LPR(1Y) -0.15~ 0.50, 4.70
Woori bank [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate description	2.75
Korea development bank and others [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate description	CD rate (91days) + 1.00~1.60, 2.21~3.40
Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings		$ 2,742	¥ 27,825		$ 2,767	¥ 18,699
Less current portion of long-term borrowings	₩ (1,044,774)			(195,154)
Noncurrent portion of long-term borrowings	6,584,658			6,107,117
Won [member]
Disclosure of detailed information about borrowings [Line Items]
Noncurrent portion of long-term borrowings	2,435,000			2,692,560
Less current portion of long-term borrowings	(837,560)			(638,048)
Won [member] | The Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	1,680,960			1,696,177
Won [member] | China Construction Bank [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	5,948,472			4,606,094
Won [member] | Woori bank [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	60			608
Won [member] | Korea development bank and others [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 3,272,500			₩ 3,330,000